Short-term investments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Short-term investments	$ 716	$ 1,106
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of bear interest	2.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of bear interest	2.45%